Impairment of Mineral Stream Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment of Mineral Stream Interests
11.	Impairment of Mineral Stream Interests

As more fully described in Note 3.8, at every reporting period the Company assesses each PMPA to determine whether any indication of impairment or impairment reversal exists. Based on the Company’s analysis, the following PMPAs were determined to be impaired:

	Years Ended December 31

(in thousands)	2018	2017

Silver interests

Other silver interests

Pascua-Lama	$ -	$228,680

Total impairment charges	$ -	$228,680

Pascua-Lama – Indicator of Impairment at December 31, 2017

In January 2018, the Company was notified that Barrick had received a revised resolution from Chile’s environmental regulator (the Superintendencia del Medio Ambiente, or “SMA”) in connection with the previously disclosed SMA regulatory sanctions requiring the closure of existing infrastructure on the Chilean side of the Pascua-Lama project. In light of the order to close surface facilities in Chile, Barrick reclassified Pascua-Lama’s proven and probable gold reserves of approximately 14 million ounces, which were based on an open pit mine plan, as measured and indicated resources. As a result, Wheaton also reclassified 151.7 million ounces of silver mineral reserves associated with Pascua-Lama as measured and indicated resources.

As this resolution affects Barrick’s ability to advance the Pascua-Lama project as an open pit mine, coupled with the resulting reclassification of open-pit reserves to resources, this was determined to be an indicator of impairment in the fourth quarter of 2017 as it was the resolution of a condition that existed at December 31, 2017.

The Pascua-Lama PMPA had a carrying value at December 31, 2017 of $485 million. Management estimated that the recoverable amount at December 31, 2017 under the Pascua-Lama PMPA was $256 million, representing its FVLCD and resulting in an impairment charge of $229 million. The recoverable amount related to the Pascua-Lama PMPA was estimated using an average discount rate of 9% and a nominal silver price of $16.70 for the current year with a 2% inflationary factor being applied thereafter. As this valuation technique requires the use of estimates and assumptions such as long-term commodity prices, discount rates, recoverable ounces of silver and operating performance, it is classified within Level 3 of the fair value hierarchy.